Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
JNL/AMERICAN FUNDS BALANCED FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	15.48%	16.05%	13.85%	(13.76%)	14.71%	12.06%	20.78%	(4.89%)	16.71%	5.73%
JNL/AMERICAN FUNDS BALANCED FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	15.83%	16.35%	14.18%	(13.46%)	15.08%	12.38%	21.09%	(4.56%)	17.03%	5.87%
JNL/American Funds Bond Fund of America Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	6.77%	0.87%	4.65%	(12.86%)
JNL/American Funds Bond Fund of America Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	7.13%	1.18%	4.85%	(12.54%)
JNL/American Funds Capital Income Builder Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	19.86%	9.77%	8.55%	(7.52%)	14.53%	3.98%	17.43%
JNL/American Funds Capital Income Builder Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	20.22%	10.04%	8.91%	(7.29%)	14.94%	4.23%	17.82%
JNL/American Funds Global Growth Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	21.20%	13.23%	22.13%	(25.05%)	16.08%	30.09%	34.96%	(9.31%)	31.19%	0.34%
JNL/American Funds Global Growth Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	21.55%	13.56%	22.49%	(24.82%)	16.46%	30.41%	35.39%	(9.03%)
JNL/American Funds Growth Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	19.87%	31.26%	38.03%	(30.15%)	21.61%	51.60%	30.32%	(0.61%)	27.87%	9.03%
JNL/American Funds Growth Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	20.23%	31.63%	38.46%	(29.95%)	21.97%	52.03%	30.75%	(0.33%)
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	17.64%	23.75%	25.67%	(16.82%)	23.65%	13.10%	25.66%	(2.16%)	21.88%	11.08%
JNL/AMERICAN FUNDS GROWTH-INCOME FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	17.99%	24.15%	26.03%	(16.57%)	24.01%	13.46%	26.03%	(1.87%)	22.19%	11.25%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	26.25%	2.74%	15.33%	(21.08%)	(1.82%)	13.56%	22.45%	(13.53%)	31.63%	3.10%
JNL/AMERICAN FUNDS INTERNATIONAL FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	26.62%	3.03%	15.77%	(20.87%)	(1.56%)	13.93%	22.81%	(13.22%)	31.94%	3.34%
JNL/AMERICAN FUNDS NEW WORLD FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	27.74%	6.09%	15.46%	(22.42%)	4.46%	23.06%	28.69%	(14.41%)	28.89%	4.92%
JNL/AMERICAN FUNDS NEW WORLD FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	28.12%	6.47%	15.80%	(22.20%)	4.78%	23.44%	29.00%	(14.10%)	29.23%	5.09%
JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	16.75%	18.64%	16.88%	(8.90%)	27.31%	8.42%	20.96%	(9.00%)	16.61%	18.34%
JNL/AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	17.09%	18.97%	17.25%	(8.64%)	27.70%	8.72%	21.36%	(8.72%)	16.88%	18.60%
JNL Multi-Manager Alternative Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	9.53%	9.59%	11.24%	(10.41%)	2.78%	7.58%	9.08%	(3.83%)	6.39%	1.60%
JNL Multi-Manager Alternative Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	9.79%	10.02%	11.55%	(10.20%)	3.10%	7.91%	9.47%	(3.55%)
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	24.27%	4.58%	10.11%	(24.13%)	0.08%	8.90%	17.85%	(18.35%)	28.60%	19.28%
JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	24.59%	4.90%	10.47%	(23.93%)	0.40%	9.21%	18.17%	(18.13%)	28.94%	19.50%
JNL MULTI-MANAGER FLOATING RATE INCOME FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	3.83%	8.13%	13.16%	(4.65%)	3.73%	0.46%	8.21%	(1.02%)	2.92%	9.42%
JNL MULTI-MANAGER FLOATING RATE INCOME FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	4.13%	8.39%	13.52%	(4.34%)	4.06%	0.73%	8.60%	(0.82%)
JNL MULTI-MANAGER GLOBAL SMALL CAP FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	14.20%	2.05%	15.77%	(29.80%)	6.38%	29.32%	31.10%	(10.77%)	25.52%	1.76%
JNL MULTI-MANAGER GLOBAL SMALL CAP FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	14.57%	2.30%	16.09%	(29.59%)	6.71%	29.78%	31.44%	(10.48%)	25.78%	1.97%
JNL Multi-Manager International Equity Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	23.50%	(0.95%)	12.90%	(25.10%)	6.20%	13.78%	28.14%	(15.08%)	23.20%	(1.19%)
JNL Multi-Manager International Equity Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	23.78%	(0.65%)	13.26%	(24.82%)	6.48%	14.15%	28.52%	(14.78%)	23.47%	(1.06%)
JNL Multi-Manager International Small Cap Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	25.49%	4.98%	22.47%	(30.44%)	15.62%	32.18%	31.72%
JNL Multi-Manager International Small Cap Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	25.88%	5.32%	22.84%	(30.27%)	15.96%	32.68%	32.06%
JNL MULTI-MANAGER MID CAP FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	1.83%	6.97%	12.33%	(16.44%)	24.25%	14.52%	28.77%	(5.70%)	16.04%
JNL MULTI-MANAGER MID CAP FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	2.13%	7.32%	12.64%	(16.18%)	24.56%	14.96%	29.10%	(5.45%)
JNL Multi-Manager Select Equity Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	16.02%	35.25%	22.82%
JNL Multi-Manager Select Equity Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	16.39%	35.68%	23.21%
JNL Multi-Manager Small Cap Growth Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	3.56%	9.66%	16.32%	(31.08%)	2.92%	46.43%	35.89%	(2.05%)	27.24%	5.75%
JNL Multi-Manager Small Cap Growth Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	3.87%	10.01%	16.68%	(30.88%)	3.22%	46.87%	36.32%	(1.77%)	27.51%	5.95%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	2.69%	9.46%	20.97%	(12.16%)	22.99%	5.76%	25.26%	(14.77%)	11.06%	23.78%
JNL MULTI-MANAGER SMALL CAP VALUE FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	3.01%	9.80%	21.37%	(11.93%)	23.35%	6.09%	25.68%	(14.53%)	11.26%	24.02%
JNL Moderate ETF Allocation Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	12.18%	6.79%	9.61%	(13.15%)	7.64%	8.68%	14.38%	(5.35%)	11.45%	5.57%
JNL Moderate ETF Allocation Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	12.48%	7.14%	9.87%	(12.88%)	8.01%	8.98%	14.74%	(5.05%)
JNL Moderate Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	14.60%	9.10%	11.77%	(14.36%)	11.32%	11.15%	18.06%	(7.28%)	15.72%	7.04%
JNL Moderate Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	15.01%	9.37%	12.08%	(14.09%)	11.63%	11.42%	18.45%	(6.91%)
JNL Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	16.64%	11.26%	14.01%	(15.35%)	15.04%	12.28%	21.65%	(9.12%)	19.35%	8.48%
JNL Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	16.97%	11.63%	14.35%	(15.12%)	15.43%	12.60%	22.02%	(8.85%)
JNL/American Funds Moderate Allocation Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	13.14%
JNL/American Funds Moderate Allocation Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	13.54%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	16.29%	9.66%	13.83%	(17.24%)	9.96%	17.32%	18.65%	(4.57%)	15.70%	7.34%
JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	16.63%	9.96%	14.22%	(16.98%)	10.26%	17.67%	18.99%	(4.29%)
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	18.49%	12.80%	17.25%	(19.31%)	13.64%	20.04%	23.37%	(5.39%)	20.61%	7.46%
JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	18.46%	13.12%	17.58%	(19.05%)	13.97%	20.42%	23.71%	(5.08%)
JNL/BLACKROCK GLOBAL ALLOCATION FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	18.76%	9.38%	13.95%	(15.48%)	7.30%	18.94%	17.71%	(7.62%)	13.83%	3.97%
JNL/BLACKROCK GLOBAL ALLOCATION FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	19.08%	9.76%	14.35%	(15.27%)	7.63%	19.23%	18.08%	(7.33%)	14.13%	4.14%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	29.78%	(3.58%)	(1.61%)	17.66%	30.59%	4.29%	14.79%	(17.27%)	(2.90%)	26.52%
JNL/BLACKROCK GLOBAL NATURAL RESOURCES FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	30.19%	(3.27%)	(1.35%)	18.17%	30.86%	4.61%	15.08%	(17.11%)	(2.67%)	26.82%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	11.41%	31.48%	49.68%	(37.88%)	20.45%	38.43%	32.30%	1.91%	33.58%	0.45%
JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	11.74%	31.88%	50.11%	(37.69%)	20.80%	38.85%	32.73%	2.19%	33.91%	0.64%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	43.10%	4.49%	28.35%	(7.05%)	8.50%	5.89%	18.97%	(17.51%)	28.47%	0.01%
JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	43.44%	4.82%	28.79%	(6.74%)	8.76%	6.23%	19.30%	(17.26%)	28.84%	0.12%
JNL/Cohen & Steers U.S. Realty Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	2.79%	4.46%	9.66%	(25.74%)	44.13%	(4.14%)	25.26%
JNL/Cohen & Steers U.S. Realty Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	3.06%	4.83%	9.89%	(25.55%)	44.65%	(3.89%)	25.67%
JNL/DFA International Core Equity Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	35.29%	3.94%	15.59%	(12.05%)	11.33%	6.96%
JNL/DFA International Core Equity Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	35.75%	4.29%	15.96%	(11.66%)	11.63%	7.35%
JNL/DFA U.S. CORE EQUITY FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	15.09%	20.40%	22.27%	(15.60%)	26.88%	15.85%	29.55%	(7.75%)	20.23%	14.02%
JNL/DFA U.S. CORE EQUITY FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	15.55%	20.76%	22.71%	(15.30%)	27.33%	16.30%	29.99%	(7.46%)	20.54%	14.31%
JNL/DFA U.S. Small Cap Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	7.01%	9.24%	16.72%	(13.75%)	27.46%	13.18%	21.36%	(13.68%)	10.15%	26.75%
JNL/DFA U.S. Small Cap Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	7.41%	9.69%	17.12%	(13.48%)	28.01%	13.54%	21.80%	(13.37%)
JNL/DOUBLELINE CORE FIXED INCOME FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	7.18%	2.29%	6.03%	(13.28%)	(0.43%)	5.09%	7.81%	(0.45%)	5.39%	2.72%
JNL/DOUBLELINE CORE FIXED INCOME FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	7.52%	2.60%	6.37%	(13.02%)	(0.13%)	5.34%	8.23%	(0.17%)	5.54%	2.96%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	8.52%	6.82%	9.48%	(15.05%)	0.74%	3.04%	11.38%	(2.81%)	7.30%
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	8.84%	7.19%	9.83%	(14.78%)	0.99%	3.34%	11.67%	(2.51%)
JNL/DoubleLine Shiller Enhanced CAPE Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	8.98%	13.06%	27.42%	(23.70%)	24.01%	15.18%	33.66%	(4.51%)	21.51%	18.90%
JNL/DoubleLine Shiller Enhanced CAPE Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	9.29%	13.44%	27.81%	(23.49%)	24.39%	15.53%	34.08%	(4.23%)
JNL/DoubleLine Total Return Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	7.59%	2.56%	5.09%	(13.02%)	(0.43%)	2.66%	5.62%	1.71%	4.16%	2.05%
JNL/DoubleLine Total Return Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	7.92%	2.90%	5.43%	(12.75%)	(0.17%)	3.01%	5.91%	2.11%
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	3.78%	4.77%	4.39%	0.92%	none	0.21%	1.54%	1.13%	0.13%	none
JNL/DREYFUS GOVERNMENT MONEY MARKET FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	4.09%	5.07%	4.86%	1.27%	0.04%	0.31%	2.00%	1.64%	0.38%	none
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	9.05%	27.55%	44.55%	(32.51%)	21.17%	30.50%	31.67%	(0.09%)
JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	9.39%	27.89%	45.05%	(32.33%)	21.57%	30.96%	31.92%	0.18%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	7.49%	1.76%	6.70%	(13.46%)	(0.69%)	8.41%	9.23%	(1.59%)	3.02%	2.10%
JNL/FIDELITY INSTITUTIONAL AM TOTAL BOND FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	7.22%	2.11%	7.04%	(13.21%)	(0.38%)	8.66%	9.56%	(1.29%)	3.27%	2.33%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	17.55%	5.64%	2.81%	(4.01%)	12.95%	(3.68%)	26.92%	(6.40%)	9.90%	12.58%
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	17.97%	5.93%	3.05%	(3.73%)	13.32%	(3.40%)	27.24%	(6.10%)	10.19%	12.72%
JNL/FRANKLIN TEMPLETON INCOME FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	12.00%	6.38%	8.19%	(4.42%)	14.75%	0.87%	15.98%	(4.22%)	9.93%	14.12%
JNL/FRANKLIN TEMPLETON INCOME FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	12.26%	6.78%	8.54%	(4.23%)	15.19%	1.15%	16.35%	(3.95%)	10.20%	14.23%
JNL/GOLDMAN SACHS 4 FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	16.69%	19.21%	14.42%	(10.92%)	35.48%	4.52%	25.04%	(6.27%)	15.38%	10.29%
JNL/GOLDMAN SACHS 4 FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	17.05%	19.59%	14.78%	(10.70%)	35.88%	4.86%	25.42%	(5.97%)
JNL/GQG Emerging Markets Equity Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	10.25%	5.03%	28.95%	(21.90%)	(2.30%)	33.12%	21.09%	(14.94%)
JNL/GQG Emerging Markets Equity Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	10.63%	5.28%	29.41%	(21.69%)	(2.00%)	33.55%	21.38%	(14.64%)
JNL/INVESCO SMALL CAP GROWTH FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	6.17%	16.72%	12.12%	(35.30%)	7.27%	56.51%	24.41%	(9.11%)	24.96%	11.51%
JNL/INVESCO SMALL CAP GROWTH FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	6.48%	17.06%	12.48%	(35.12%)	7.57%	56.98%	24.82%	(8.83%)	25.20%	11.74%
JNL/JPMorgan Hedged Equity Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	7.04%	17.86%	15.70%	(8.44%)	12.94%	13.80%	13.16%
JNL/JPMorgan Hedged Equity Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	7.41%	18.22%	15.97%	(8.12%)	13.26%	14.08%	13.59%
JNL/JPMORGAN MIDCAP GROWTH FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	8.08%	14.12%	23.21%	(27.08%)	11.03%	47.97%	39.92%	(5.00%)	29.40%	0.52%
JNL/JPMORGAN MIDCAP GROWTH FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	8.41%	14.46%	23.59%	(26.87%)	11.35%	48.43%	40.34%	(4.71%)	29.70%	0.71%
JNL/JPMorgan Nasdaq Hedged Equity Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	8.83%
JNL/JPMorgan Nasdaq Hedged Equity Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	9.02%
JNL/JPMORGAN US GOVERNMENT & QUALITY BOND FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	6.61%	1.15%	4.16%	(11.66%)	(2.14%)	6.95%	6.46%	0.45%	2.51%	1.45%
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	6.95%	1.37%	4.51%	(11.38%)	(1.83%)	7.22%	6.81%	0.77%	2.70%	1.62%
JNL/JPMORGAN U.S. VALUE FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	13.86%	14.72%	9.00%	(2.96%)	27.36%	(3.78%)	22.97%	(9.03%)	8.11%	15.68%
JNL/JPMORGAN U.S. VALUE FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	14.21%	15.08%	9.34%	(2.64%)	27.76%	(3.57%)	23.43%	(8.76%)	8.41%	15.78%
JNL/Loomis Sayles Global Growth Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	17.45%	22.45%	36.41%	(26.25%)	5.61%	34.85%	30.75%
JNL/Loomis Sayles Global Growth Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	17.83%	22.82%	36.76%	(25.97%)	5.82%	35.30%	31.18%
JNL/Lord Abbett Short Duration Income Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	5.84%	5.10%	5.38%	(4.95%)	0.33%
JNL/Lord Abbett Short Duration Income Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	6.28%	5.35%	5.70%	(4.73%)	0.68%
JNL/MELLON EMERGING MARKETS INDEX FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	30.92%	5.56%	9.26%	(18.97%)	(3.50%)	17.10%	17.89%	(15.24%)	36.11%	10.09%
JNL/MELLON EMERGING MARKETS INDEX FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	31.39%	5.91%	9.63%	(18.63%)	(3.17%)	17.55%	18.20%	(15.00%)	36.59%	10.25%
JNL/MELLON S&P 500 INDEX FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	17.28%	24.39%	25.67%	(18.53%)	28.09%	17.78%	30.83%	(4.88%)	21.16%	11.37%
JNL/MELLON S&P 500 INDEX FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	17.62%	24.77%	26.06%	(18.28%)	28.45%	18.11%	31.26%	(4.61%)	21.49%	11.56%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	6.09%	13.34%	15.81%	(13.54%)	24.13%	12.99%	25.59%	(11.60%)	15.67%	20.12%
JNL/MELLON S&P 400 MIDCAP INDEX FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	7.26%	13.67%	16.12%	(13.27%)	24.54%	13.34%	25.88%	(11.27%)	15.88%	20.34%
JNL/MELLON SMALL CAP INDEX FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	5.57%	8.03%	15.57%	(16.64%)	26.12%	10.81%	22.23%	(8.92%)	12.83%	25.87%
JNL/MELLON SMALL CAP INDEX FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	5.90%	8.34%	15.92%	(16.38%)	26.47%	11.16%	22.58%	(8.66%)	13.08%	26.13%
JNL/MELLON INTERNATIONAL INDEX FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	31.50%	2.92%	17.21%	(14.20%)	10.47%	7.70%	21.21%	(13.91%)	25.03%	0.80%
JNL/MELLON INTERNATIONAL INDEX FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	31.86%	3.26%	17.57%	(13.91%)	10.79%	8.02%	21.57%	(13.66%)	25.45%	0.94%
JNL/MELLON BOND INDEX FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	6.67%	0.70%	4.95%	(13.54%)	(2.17%)	7.05%	7.93%	(0.57%)	3.02%	1.92%
JNL/MELLON BOND INDEX FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	6.98%	1.00%	5.24%	(13.26%)	(1.79%)	7.26%	8.37%	(0.28%)	3.28%	2.10%
JNL/Mellon U.S. Stock Market Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	16.64%	23.39%	25.76%	(19.92%)	25.35%	20.18%	30.13%	(5.79%)
JNL/Mellon U.S. Stock Market Index Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	16.98%	23.77%	26.13%	(19.65%)	25.63%	20.63%	30.47%	(5.41%)
JNL/Mellon Dow Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	14.17%	14.21%	15.43%	(7.46%)	20.16%	8.96%	24.48%	(4.01%)	27.64%	15.82%
JNL/Mellon Dow Index Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	14.57%	14.62%	15.84%	(7.15%)	20.59%	9.33%	24.93%	(3.68%)
JNL/Mellon World Index Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	20.79%	18.04%	23.34%	(18.05%)	21.17%	15.61%	27.27%	(8.84%)	21.24%	6.95%
JNL/Mellon World Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	21.20%	18.48%	23.76%	(17.76%)	21.59%	16.02%	27.77%	(8.52%)
JNL/Mellon Nasdaq 100 Index Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	20.28%	25.09%	54.23%	(32.82%)	26.70%	47.96%	38.56%	(0.64%)	32.09%	7.94%
JNL/Mellon Nasdaq 100 Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	20.70%	25.54%	54.72%	(32.57%)	27.16%	48.44%	39.01%	(0.27%)	32.42%	8.18%
JNL/Mellon Communication Services Sector Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	32.98%	38.44%	53.58%	(41.33%)	15.64%	25.26%	26.42%	(5.81%)	3.53%	23.55%
JNL/Mellon Communication Services Sector Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	33.47%	38.86%	54.23%	(41.13%)	15.98%	25.72%	26.91%	(5.47%)	3.77%	23.69%
JNL/Mellon Consumer Discretionary Sector Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	5.06%	24.70%	38.59%	(35.94%)	22.54%	47.01%	26.88%	(1.22%)	22.10%	6.16%
JNL/Mellon Consumer Discretionary Sector Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	5.43%	25.15%	39.06%	(35.72%)	22.96%	47.56%	27.29%	(0.91%)	22.44%	6.34%
JNL/Mellon Consumers Staples Sector Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	0.40%	13.52%	1.65%	(3.20%)	16.28%	10.43%	26.09%	(8.95%)
JNL/Mellon Consumers Staples Sector Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	0.78%	13.87%	2.01%	(2.84%)	16.70%	10.85%	26.39%	(8.66%)
JNL/Mellon Energy Sector Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	6.84%	5.96%	(1.24%)	61.35%	54.69%	(33.73%)	8.64%	(20.40%)	(2.98%)	27.21%
JNL/Mellon Energy Sector Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	7.24%	6.32%	(0.88%)	61.88%	55.18%	(33.48%)	9.03%	(20.13%)	(2.73%)	27.47%
JNL/Mellon Financial Sector Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	16.18%	30.37%	15.41%	(12.89%)	29.34%	(2.72%)	31.08%	(13.87%)	19.32%	24.10%
JNL/Mellon Financial Sector Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	16.58%	30.82%	15.80%	(12.56%)	29.78%	(2.37%)	31.49%	(13.57%)	19.60%	24.32%
JNL/Mellon Healthcare Sector Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	14.47%	2.02%	1.60%	(5.78%)	20.20%	17.52%	21.38%	4.95%	22.63%	(3.82%)
JNL/Mellon Healthcare Sector Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	14.87%	2.38%	1.94%	(5.43%)	20.61%	17.92%	21.83%	5.29%	22.91%	(3.67%)
JNL/Mellon Industrials Sector Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	18.09%	15.72%	20.09%	(8.71%)	20.92%	13.56%	30.01%	(14.43%)
JNL/Mellon Industrials Sector Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	18.49%	16.10%	20.53%	(8.35%)	21.37%	13.88%	30.43%	(14.06%)
JNL/Mellon Information Technology Sector Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	20.73%	35.27%	58.19%	(31.99%)	33.21%	45.12%	47.99%	(0.76%)	36.31%	13.30%
JNL/Mellon Information Technology Sector Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	21.15%	35.73%	58.79%	(31.76%)	33.69%	45.61%	48.49%	(0.38%)	36.62%	13.44%
JNL/Mellon Materials Sector Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	14.44%	(2.32%)	14.23%	(11.92%)	28.39%	18.84%	22.78%	(18.63%)
JNL/Mellon Materials Sector Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	14.89%	(2.03%)	14.59%	(11.57%)	28.78%	19.37%	23.17%	(18.35%)
JNL/Mellon Real Estate Sector Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	3.37%	4.34%	10.96%	(26.09%)	38.76%	(5.32%)	27.97%	(5.28%)
JNL/Mellon Real Estate Sector Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	3.72%	4.71%	11.38%	(25.82%)	39.26%	(4.98%)	28.38%	(5.37%)
JNL S&P 500 Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	17.79%	24.87%	26.17%	(18.18%)	28.53%	18.15%	31.25%	(4.66%)
JNL/MELLON UTILITIES SECTOR FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	18.65%	25.69%	(7.71%)	0.80%	16.77%	(1.05%)	24.20%	3.79%	11.62%	16.81%
JNL/MELLON UTILITIES SECTOR FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	19.02%	26.14%	(7.37%)	1.22%	17.11%	(0.68%)	24.69%	4.03%
JNL/MFS Equity Income Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	15.31%	12.59%	8.54%	(1.97%)	18.65%	0.61%	23.84%	(7.26%)
JNL/MFS Equity Income Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	15.64%	12.89%	8.92%	(1.72%)	19.08%	0.86%	24.28%	(6.96%)
JNL/MFS MID CAP VALUE FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	6.01%	13.91%	12.30%	(9.01%)	30.53%	3.87%	30.88%	(11.68%)	13.02%	13.58%
JNL/MFS MID CAP VALUE FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	6.33%	14.19%	12.67%	(8.76%)	30.93%	4.13%	31.36%	(11.46%)	13.33%	13.74%
JNL/Morningstar SMID Moat Focus Index Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	6.23%
JNL/Morningstar SMID Moat Focus Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	6.59%
JNL/Morningstar U.S. Sustainability Index Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	13.40%	20.44%	25.91%	(19.99%)	30.63%	20.52%	30.71%	(4.30%)
JNL/Morningstar U.S. Sustainability Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	13.81%	20.81%	26.42%	(19.71%)	31.09%	20.92%	31.25%	(4.12%)
JNL/Morningstar Wide Moat Index Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	12.95%	10.51%	31.48%	(13.80%)	23.89%	14.17%	34.64%
JNL/Morningstar Wide Moat Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	13.23%	10.95%	31.78%	(13.52%)	24.31%	14.47%	35.11%
JNL/Neuberger Berman Commodity Strategy Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	17.58%	6.27%	(5.73%)	21.55%	29.76%	(3.63%)	12.09%	(10.56%)	6.47%	11.81%
JNL/Neuberger Berman Commodity Strategy Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	18.05%	6.69%	(5.50%)	21.99%	30.23%	(3.62%)	12.48%	(10.22%)
JNL/Neuberger Berman Gold Plus Strategy Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	62.62%	24.86%	13.02%
JNL/Neuberger Berman Gold Plus Strategy Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	63.16%	25.19%	13.30%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	9.30%	5.53%	9.78%	(10.82%)	2.65%	7.01%	9.35%	(2.54%)	6.77%	5.81%
JNL/NEUBERGER BERMAN STRATEGIC INCOME FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	9.54%	5.90%	10.15%	(10.59%)	3.04%	7.31%	9.60%	(2.12%)	7.03%	5.93%
JNL/Newton Equity Income Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	18.97%	17.04%	10.37%	3.80%	32.77%	2.45%	28.62%	(9.61%)	15.66%	18.55%
JNL/Newton Equity Income Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	19.32%	17.43%	10.67%	4.11%	33.18%	2.76%	28.96%	(9.27%)
JNL/PIMCO Income Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	11.07%	4.63%	8.51%	(8.09%)	1.99%	4.95%	7.82%	(0.11%)
JNL/PIMCO Income Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	11.43%	4.99%	8.76%	(7.81%)	2.34%	5.30%	8.13%	0.20%
JNL/PIMCO Investment Grade Credit Bond Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	8.37%	2.75%	7.73%	(16.58%)	(1.62%)	10.52%	14.47%	(2.56%)	6.97%	6.34%
JNL/PIMCO Investment Grade Credit Bond Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	8.71%	3.05%	8.00%	(16.23%)	(1.40%)	10.91%	14.75%	(2.26%)
JNL/PIMCO REAL RETURN FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	7.82%	2.04%	3.96%	(11.79%)	5.40%	11.46%	8.39%	(2.23%)	3.11%	5.17%
JNL/PIMCO REAL RETURN FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	8.10%	2.42%	4.23%	(11.55%)	5.82%	11.78%	8.71%	(1.95%)	3.18%	5.56%
JNL/PPM AMERICA HIGH YIELD BOND FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	8.43%	7.93%	12.83%	(11.72%)	5.75%	5.11%	14.59%	(5.30%)	7.49%	17.23%
JNL/PPM AMERICA HIGH YIELD BOND FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	8.78%	8.25%	13.16%	(11.44%)	6.10%	5.45%	14.92%	(5.06%)	7.79%	17.34%
JNL/PPM America Investment Grade Credit Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	7.20%
JNL/PPM America Investment Grade Credit Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	7.57%
JNL/PPM AMERICA TOTAL RETURN FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	6.75%	2.06%	6.67%	(14.08%)	(1.15%)	9.85%	10.06%	(1.23%)	4.27%	5.68%
JNL/PPM AMERICA TOTAL RETURN FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	7.10%	2.35%	6.94%	(13.77%)	(0.86%)	10.24%	10.35%	(0.97%)
JNL/RAFI Fundamental U.S. Small Cap Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	6.80%	10.72%	17.25%	(14.02%)	30.24%	8.62%	13.61%	(22.96%)	(2.21%)	34.40%
JNL/RAFI Fundamental U.S. Small Cap Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	7.17%	11.07%	17.64%	(13.70%)	30.78%	9.02%	14.03%	(22.73%)	(1.88%)	34.42%
JNL/RAFI Multi-Factor U.S. Equity Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	16.21%	18.64%	12.06%	(8.02%)	26.39%	9.95%	19.54%	(9.73%)	16.93%	12.18%
JNL/RAFI Multi-Factor U.S. Equity Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	16.53%	19.05%	12.42%	(7.75%)	26.76%	10.28%	19.76%	(9.46%)	17.24%	12.40%
JNL/T. Rowe Price Capital Appreciation Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	11.465%	12.30%	18.43%	(11.95%)	17.89%	17.48%	24.06%	0.40%	14.80%	7.77%
JNL/T. Rowe Price Capital Appreciation Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	11.79%	12.65%	18.78%	(11.65%)	18.19%	17.85%	24.44%	0.67%
JNL/T. Rowe Price Capital Appreciation Equity Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	14.63%
JNL/T. Rowe Price Capital Appreciation Equity Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	14.92%
JNL/T. Rowe Price Growth Stock Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	15.26%	29.95%	48.03%	(38.83%)	14.43%	37.09%	31.13%	(1.40%)	33.59%	1.43%
JNL/T. Rowe Price Growth Stock Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	15.61%	30.33%	48.46%	(38.63%)	14.78%	37.50%	31.54%	(1.13%)	33.90%	1.62%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	3.14%	9.17%	19.96%	(22.07%)	12.91%	23.55%	31.48%	(2.45%)	24.47%	6.08%
JNL/T. ROWE PRICE MID-CAP GROWTH FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	3.46%	9.51%	20.32%	(21.83%)	13.24%	23.93%	31.84%	(2.15%)	24.75%	6.30%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	5.44%	4.65%	4.88%	(4.65%)	(0.38%)	3.93%	4.09%	1.10%	1.14%	1.43%
JNL/T. ROWE PRICE SHORT-TERM BOND FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	5.64%	5.10%	5.06%	(4.29%)	(0.09%)	4.27%	4.36%	1.41%	1.35%	1.73%
JNL/T. ROWE PRICE VALUE FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	12.00%	14.84%	11.91%	(11.51%)	29.55%	10.27%	26.11%	(9.58%)	18.70%	10.84%
JNL/T. ROWE PRICE VALUE FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	12.35%	15.18%	12.27%	(11.27%)	29.93%	10.59%	26.53%	(9.30%)	19.00%	11.04%
JNL/Vanguard Moderate ETF Allocation Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	11.75%	7.14%	10.06%	(14.04%)	6.38%	9.65%	15.78%	(4.59%)
JNL/Vanguard Moderate ETF Allocation Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	12.18%	7.65%	10.53%	(13.70%)	6.93%	10.08%	16.19%	(4.10%)
JNL/Vanguard Moderate Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	14.14%	9.59%	12.26%	(15.42%)	10.36%	11.66%	19.38%	(6.46%)
JNL/Vanguard Moderate Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	14.62%	10.14%	12.72%	(15.13%)	10.91%	12.05%	20.00%	(6.07%)
JNL/Vanguard Growth ETF Allocation Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	16.06%	11.84%	14.31%	(16.60%)	14.31%	13.65%	22.88%	(7.91%)
JNL/Vanguard Growth ETF Allocation Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	16.58%	12.25%	14.74%	(16.23%)	14.84%	14.10%	23.35%	(7.52%)
JNL/WCM Focused International Equity Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	21.41%	7.10%	16.46%	(28.69%)	17.08%	32.01%	35.48%	(7.85%)	31.65%	0.12%
JNL/WCM Focused International Equity Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	21.85%	7.36%	16.85%	(28.50%)	17.44%	32.41%	35.82%	(7.57%)
JNL/Westchester Capital Event Driven Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	7.39%	4.79%	6.46%	(3.29%)	2.96%	6.30%	11.77%	5.04%	5.47%	2.55%
JNL/Westchester Capital Event Driven Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	7.69%	5.07%	6.77%	(3.04%)	3.31%	6.59%	12.16%	5.31%
JNL/WMC BALANCED FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	15.69%	14.64%	13.08%	(13.95%)	18.68%	8.33%	21.46%	(3.41%)	12.49%	10.82%
JNL/WMC BALANCED FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	16.04%	14.96%	13.42%	(13.69%)	19.04%	8.65%	21.84%	(3.15%)	12.75%	11.03%
JNL/WMC Equity Income Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	16.72%	12.54%	6.63%	0.50%	25.65%	2.59%	23.75%	(6.47%)
JNL/WMC Equity Income Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	17.11%	12.81%	7.01%	0.81%	26.00%	2.97%	24.03%	(6.17%)
JNL/WMC VALUE FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	14.67%	10.88%	9.21%	(4.84%)	26.98%	1.52%	27.51%	(10.30%)	15.20%	13.42%
JNL/WMC VALUE FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	14.99%	11.22%	9.56%	(4.56%)	27.36%	1.84%	27.86%	(10.02%)	15.49%	13.66%
JNL/JPMorgan Managed Conservative Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	9.28%	4.66%	8.55%	(14.61%)	3.72%	8.79%	11.06%	(2.31%)	6.85%	5.02%
JNL/JPMorgan Managed Conservative Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	9.59%	5.04%	8.86%	(14.39%)	4.14%	9.10%	11.35%	(2.31%)
JNL/JPMorgan Managed Moderate Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	10.83%	7.07%	12.19%	(16.51%)	6.76%	12.39%	14.83%	(3.43%)	11.17%	5.55%
JNL/JPMorgan Managed Moderate Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	11.17%	7.40%	12.52%	(16.26%)	7.05%	12.71%	15.25%	(3.17%)
JNL/JPMorgan Managed Moderate Growth Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	12.26%	9.74%	16.00%	(18.94%)	10.84%	15.55%	19.12%	(4.90%)	16.01%	5.66%
JNL/JPMorgan Managed Moderate Growth Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	12.59%	10.05%	16.36%	(18.70%)	11.17%	15.89%	19.53%	(4.67%)
JNL/JPMorgan Managed Growth Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	13.92%	12.36%	20.04%	(21.14%)	14.47%	18.71%	24.41%	(5.94%)	21.05%	5.91%
JNL/JPMorgan Managed Growth Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	14.26%	12.69%	20.44%	(20.91%)	14.82%	19.04%	24.76%	(5.62%)
JNL/JPMorgan Managed Aggressive Growth Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	14.72%	13.64%	22.19%	(22.15%)	16.32%	20.10%	26.79%	(6.71%)	23.25%	6.00%
JNL/JPMorgan Managed Aggressive Growth Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	15.07%	14.00%	22.57%	(21.95%)	16.70%	20.45%	27.16%	(6.43%)
JNL Conservative Allocation Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	9.29%	5.56%	9.28%	(13.19%)	3.75%	7.51%	12.46%	(3.12%)	7.92%	4.47%
JNL Conservative Allocation Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	9.57%	5.89%	9.61%	(12.89%)	4.07%	7.85%	12.76%	(2.87%)
JNL Moderate Allocation Fund (A)
Prospectus [Line Items]
Annual Return [Percent]	10.75%	7.64%	11.94%	(14.70%)	7.40%	11.20%	15.67%	(4.94%)	10.50%	5.21%
JNL Moderate Allocation Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	11.07%	7.97%	12.28%	(14.45%)	7.75%	11.61%	16.02%	(4.71%)
JNL MODERATE GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	12.62%	9.17%	13.73%	(15.77%)	10.26%	12.75%	19.53%	(6.64%)	14.54%	7.26%
JNL MODERATE GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	12.99%	9.48%	14.07%	(15.52%)	10.56%	13.18%	19.84%	(6.34%)
JNL GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	14.81%	10.60%	16.55%	(18.64%)	13.13%	15.34%	23.68%	(9.07%)	18.64%	7.53%
JNL GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	15.19%	10.92%	16.90%	(18.40%)	13.51%	15.70%	23.99%	(8.84%)
JNL AGGRESSIVE GROWTH ALLOCATION FUND (A)
Prospectus [Line Items]
Annual Return [Percent]	15.62%	11.93%	18.43%	(19.81%)	15.42%	16.37%	26.05%	(10.47%)	21.40%	8.08%
JNL AGGRESSIVE GROWTH ALLOCATION FUND (I)
Prospectus [Line Items]
Annual Return [Percent]	15.94%	12.28%	18.84%	(19.61%)	15.73%	16.73%	26.37%	(10.15%)
JNL Bond Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	7.17%	1.19%	5.49%	(13.11%)
JNL Emerging Markets Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	31.66%	6.19%	9.87%	(18.48%)
JNL International Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	32.13%	3.46%	17.83%	(13.75%)
JNL Mid Cap Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	7.41%	13.84%	16.32%	(13.12%)
JNL Small Cap Index Fund (I)
Prospectus [Line Items]
Annual Return [Percent]	6.06%	8.55%	16.08%	(16.24%)